Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Intangible Assets [Abstract]
Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization
	April 30,	January 31,
	2023	2023
Customer base	$314,100	$314,100
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,131,500

Less: Accumulated amortization	(379,357)	(351,070)

Net Intangible Assets	$752,143	$780,430

	January 31,
	2023	2022
Customer base	$314,100	$314,100
License agreement	-	50,000
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,181,500

Less: Accumulated amortization	(351,070)	(254,587)
Net Intangible Assets	$780,430	$926,913

Schedule of estimated amortization
Year Ended January 31,
2024	$84,822
2025	113,109
2026	113,109
2027	113,109
2028	113,109
2029 and thereafter	214,885
$752,143

Year Ended January 31,
2024	$113,109
2025	113,109
2026	113,109
2027	113,109
2028	113,109
2029 and thereafter	214,885
$780,430